GOODWILL AND INTANGIBLE ASSETS - GOODWILL BY GLOBAL BUSINESS UNIT - ADDITIONAL INFORMATION (Details) - USD ($) $ in Billions	Jun. 30, 2018	Jun. 30, 2017	Jun. 30, 2016
Grooming
Goodwill [Line Items]
Goodwill, Impaired, Accumulated Impairment Loss	$ 1.2	$ 1.2	$ 1.2